Severance, Exit Costs and Asset Impairments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended					6 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Mar. 31, 2014 Successor [Member]		Dec. 31, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2014 Lease and access exit costs [Member] Minimum [Member]	Mar. 31, 2014 Lease and access exit costs [Member] Maximum [Member]	Dec. 31, 2012 Capitalized assets specific to the spectrum hosting [Member] Predecessor [Member]	Dec. 31, 2012 Network equipment, site costs and related software [Member] Predecessor [Member]	Dec. 31, 2011 Network equipment, site costs and related software [Member] Predecessor [Member]	Mar. 31, 2014 Network equipment, site costs and related software [Member] Successor [Member]	Dec. 31, 2012 Asset under Construction [Member] Predecessor [Member]	Mar. 31, 2013 Wireless [Member] Predecessor [Member]	Jul. 10, 2013 Wireless [Member] Predecessor [Member]	Mar. 31, 2014 Wireless [Member] Successor [Member]	Dec. 31, 2013 Wireless [Member] Successor [Member]	Dec. 31, 2012 Wireless [Member] Network equipment, site costs and related software [Member] Predecessor [Member]	Mar. 31, 2013 Wireline [Member] Predecessor [Member]	Jul. 10, 2013 Wireline [Member] Predecessor [Member]	Mar. 31, 2014 Wireline [Member] Successor [Member]	Dec. 31, 2013 Wireline [Member] Successor [Member]	Dec. 31, 2012 Wireline [Member] Network equipment, site costs and related software [Member] Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs	$ 17 [1]	$ 58 [1]	$ 0		$ 14	[2]	$ 165			$ 219 [3]									$ 14	$ 55	$ 12 [2]	$ 191		$ 3	$ 3	$ 2 [2]	$ 28
Restructuring And Related Cost Expected Future Cost												175	275
Asset impairments	$ 0	$ 0	$ 102	$ 78	$ 75			$ 0	$ 0		$ 0			$ 66	$ 18	$ 78	$ 75	$ 18					$ 13					$ 5

[1]	(4)For the 191-day period ended July 10, 2013, we recognized costs of $58 million ($55 million Wireless, and $3 million was Wireline). For the unaudited three-month period ended March 31, 2013, we recognized net costs of $17 million ($14 million Wireless, and $3 million Wireline).
[2]	(11)For the three-month transition period ended March 31, 2014, we recognized costs of $14 million ($12 million Wireless, $2 million Wireline).
[3]	For the year ended December 31, 2013, we recognized costs of $219 million ($191 million Wireless, $28 million Wireline).